Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents		$ 2,060,400	$ 2,055,044
Restricted cash		3,903	77,701
Other current assets		82,220	54,250
Total current assets		2,146,523	2,186,995
Property and equipment, net		25,905	14,749
Operating lease right-of-use assets		61,044	62,279
Restricted cash, net of current portion		9,731	8,931
Investments measured at fair value		325,834	188,978
Long-term investment		0	100,563
Other assets		16,092	27,197
Total assets		2,585,129	2,589,692
Current liabilities:
Accounts payable		34,583	20,550
Accrued expenses		127,531	76,936
Operating lease liabilities		11,398	12,313
Deferred consideration liability		0	100,000
Deferred revenue		10,147	5,918
Other current liabilities		708	3,244
Total current liabilities		184,367	218,961
Liability instruments measured at fair value		44,912	67,893
Operating lease liabilities, noncurrent		62,468	62,384
Long-term debt (includes $177,400 and $150,100 accounted for under the fair value option at March 31, 2022 and 2021, respectively)		210,025	170,280
Deferred Revenue, Noncurrent		13,740	0
Other liabilities		8,183	8,169
Total liabilities		523,695	527,687
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest		22,491	22,491
Shareholders' equity:
Common shares, par value $0.0000000341740141 per share, 7,000,000,000 shares authorized and 694,975,965 and 651,576,293 shares issued and outstanding at March 31, 2022 and 2021, respectively	[1]	0	0
Additional paid-in capital	[1]	4,421,614	3,814,805
Subscription receivable	[1]	0	(100,000)
Accumulated deficit	[1]	(2,763,724)	(1,918,462)
Accumulated other comprehensive income (loss)	[1]	(946)	1,445
Shareholders' equity attributable to Roivant Sciences Ltd.	[1]	1,656,944	1,797,788
Noncontrolling interests	[1]	381,999	241,726
Total shareholders' equity	[1]	2,038,943	2,039,514
Total liabilities, redeemable noncontrolling interest and shareholders' equity		$ 2,585,129	$ 2,589,692

[1]	Retroactively restated for the stock subdivision as described in Note 3.